GOODWILL - SUBSIDIARIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 153,144	$ 146,015	$ 124,007
Increase (decrease) through other changes, goodwill	$ 8,400	$ 15,214